CONCENTRATION OF RISK - Additional information (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONCENTRATION OF RISK
Percentage Of Fluctuations in Foreign Exchange rate	2.30%	6.20%	1.30%